UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-21410

THE WEITZ FUNDS

(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Address of principal executive offices)

Wallace R. Weitz & Company

The Weitz Funds

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
Schedule of Investments in Securities December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS —86.9%

Financial Services — 21.1%

Insurance — 15.5%
Berkshire Hathaway, Inc. - CL B*	49,000	$232,064,000
American International Group, Inc.	1,950,000	113,685,000

		345,749,000
Consumer Finance — 3.4%
American Express Co.	1,450,000	75,429,000

Banking — 2.2%
Wells Fargo & Co.	1,600,000	48,304,000

		469,482,000

Media Content and Distribution — 15.5%

Newspaper, Television, Radio and Programming — 9.8%
Liberty Media Corp. - Capital - Series A*	1,080,000	125,809,200
The Washington Post Co. - CL B	105,000	83,100,150
Cumulus Media, Inc. - CL A*	1,121,168	9,014,191

		217,923,541
Cable Television — 5.7%
Liberty Global, Inc. - Series C*	1,990,000	72,814,100
Comcast Corp. - CL A*	3,050,000	55,693,000
Adelphia Recovery Trust, Series ACC-7* #	3,535,000	—

		128,507,100

		346,430,641
Consumer Products and Services - Retailing — 14.0%

Liberty Media Corp. - Interactive - Series A*	5,600,000	106,848,000
Wal-Mart Stores, Inc.	1,900,000	90,307,000
Lowe’s Companies, Inc.	2,000,000	45,240,000
IAC/InterActiveCorp*	1,520,800	40,939,936
Bed Bath & Beyond, Inc.*	1,000,000	29,390,000

		312,724,936

VALUE FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Healthcare — 12.6%

Managed Care — 8.0%
UnitedHealth Group, Inc.	1,550,000	$90,210,000
WellPoint, Inc.*	1,000,000	87,730,000

		177,940,000
Suppliers and Distributors — 4.6%
Omnicare, Inc.	2,500,000	57,025,000
Covidien Ltd.	1,025,000	45,397,250

		102,422,250

		280,362,250
Mortgage Services — 9.9%

Originating and Investing — 5.2%
Redwood Trust, Inc.†	2,455,000	84,059,200
Newcastle Investment Corp.	1,908,100	24,728,976
CBRE Realty Finance, Inc.	1,350,000	7,209,000
Bimini Capital Management, Inc.	700,000	175,000

		116,172,176
Government Agency — 4.7%
Fannie Mae	2,100,000	83,958,000
Freddie Mac	588,700	20,057,009

		104,015,009

		220,187,185
Telecommunications — 4.3%

Telephone and Data Systems, Inc. - Special	1,647,700	94,907,520

Building and Construction Products — 3.2%

USG Corp.*	1,406,000	50,320,740
Vulcan Materials Co.	277,000	21,907,930

		72,228,670

Technology — 3.0%

Dell, Inc.*	2,700,000	66,177,000

VALUE FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Diversified Industries — 1.8%

Tyco International Ltd.	1,025,000	$40,641,250

Transportation — 1.4%

United Parcel Service, Inc.	450,000	31,824,000

Gaming, Lodging and Leisure — 0.1%

Six Flags, Inc.*	1,574,500	3,196,235

Total Common Stocks (Cost $1,693,412,264)		1,938,161,687

SHORT-TERM SECURITIES — 12.5%

Wells Fargo Advantage Government Money Market Fund 4.5%(a) (Cost $279,970,847)	279,970,847	279,970,847

Total Investments in Securities (Cost $1,973,383,111)		2,218,132,534
Other Assets Less Other Liabilities — 0.6%		13,216,471

Net Assets — 100%		$2,231,349,005

Net Asset Value Per Share		$31.69

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2007.

PARTNERS VALUE FUND
Schedule of Investments in Securities
December 31, 2007
(Unaudited)

	Shares	Value

COMMON STOCKS — 91.5%

Financial Services — 20.6%

Insurance — 16.5%
Berkshire Hathaway, Inc. - CL B*	26,000	$123,136,000
Berkshire Hathaway, Inc. - CL A*	300	42,480,000
American International Group, Inc.	1,500,000	87,450,000

		253,066,000
Consumer Finance — 4.1%
American Express Co.	1,225,000	63,724,500

		316,790,500

Consumer Products and Services — 18.4%

Retailing — 16.0%
Liberty Media Corp. - Interactive - Series A*	3,650,000	69,642,000
Wal-Mart Stores, Inc.	1,400,000	66,542,000
Lowe’s Companies, Inc.	2,050,000	46,371,000
Cabela’s, Inc. - CL A*	2,200,000	33,154,000
IAC/InterActiveCorp*	1,097,000	29,531,240

		245,240,240
Consumer Goods — 2.4%
Mohawk Industries, Inc.*	500,000	37,200,000

		282,440,240

Media Content and Distribution — 16.1%

Newspaper, Television, Radio and Programming — 10.0%
Liberty Media Corp. - Capital - Series A*	775,000	90,279,750
The Washington Post Co. - CL B	75,000	59,357,250
Daily Journal Corp.* †	116,000	4,699,160

		154,336,160
Cable Television — 6.1%
Liberty Global, Inc. - Series C*	1,277,000	46,725,430
Comcast Corp. - CL A*	2,550,000	46,563,000
Adelphia Recovery Trust, Series ACC-7* #	2,310,000	—

		93,288,430

		247,624,590

PARTNERS VALUE FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Healthcare — 14.1%

Managed Care — 9.0%
UnitedHealth Group, Inc.	1,325,000	$77,115,000
WellPoint, Inc.*	700,000	61,411,000

		138,526,000
Suppliers and Distributors — 5.1%
Omnicare, Inc.	1,875,000	42,768,750
Covidien Ltd.	785,000	34,767,650

		77,536,400

		216,062,400

Mortgage Services — 8.5%

Originating and Investing — 4.6%
Redwood Trust, Inc.†	2,045,515	70,038,433

Government Agency — 3.9%
Fannie Mae	1,352,000	54,052,960
Freddie Mac	192,300	6,551,661

		60,604,621

		130,643,054

Telecommunications — 4.8%

Telephone and Data Systems, Inc. - Special	1,273,800	73,370,880

Technology — 3.2%

Dell, Inc.*	2,000,000	49,020,000

Building and Construction Products — 2.6%

USG Corp.*	1,100,000	39,369,000

Diversified Industries — 2.0%

Tyco International Ltd.	785,000	31,125,250

PARTNERS VALUE FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Commercial Services — 1.2%

Coinstar, Inc.*	650,000	$18,297,500

Gaming, Lodging and Leisure — 0.0%

Six Flags, Inc.*	464,600	943,138

Total Common Stocks (Cost $1,193,251,994)		1,405,686,552

SHORT-TERM SECURITIES — 9.0%

Wells Fargo Advantage Government Money Market Fund 4.5%(a) (Cost $138,807,161)	138,807,161	138,807,161

Total Investments in Securities (Cost $1,332,059,155)		1,544,493,713
Other Liabilities in Excess of Other Assets — (0.5%)		(8,620,856)

Net Assets — 100%		$1,535,872,857

Net Asset Value Per Share		$19.90

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2007.

HICKORY FUND
Schedule of Investments in Securities
December 31, 2007
(Unaudited)

	Shares	Value

COMMON STOCKS — 87.7%

Financial Services — 18.8%

Insurance — 16.0%
Berkshire Hathaway, Inc. - CL A*	200	$28,320,000
American International Group, Inc.	340,000	19,822,000

		48,142,000
Brokers — 1.6%
TD Ameritrade Holding Corp.*	230,000	4,613,800

Consumer Finance — 1.2%
American Express Co.	70,000	3,641,400

		56,397,200

Consumer Products and Services — 14.7%

Retailing— 11.7%
Liberty Media Corp. - Interactive - Series A*	650,000	12,402,000
Cabela’s, Inc. - CL A*	690,000	10,398,300
Lowe’s Companies, Inc.	230,000	5,202,600
Wal-Mart Stores, Inc.	90,000	4,277,700
Bed Bath & Beyond, Inc.*	100,000	2,939,000

		35,219,600
Consumer Goods — 3.0%
Mohawk Industries, Inc.*	120,000	8,928,000

		44,147,600

Healthcare — 12.5%

Managed Care — 7.2%
UnitedHealth Group, Inc.	260,000	15,132,000
WellPoint, Inc.*	75,000	6,579,750

		21,711,750
Suppliers and Distributors — 5.3%
Omnicare, Inc.	425,000	9,694,250
Covidien Ltd.	137,500	6,089,875

		15,784,125

		37,495,875

HICKORY FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Media Content and Distribution — 12.0%

Newspaper, Television, Radio and Programming — 7.2%
Liberty Media Corp. - Capital - Series A*	145,000	$16,891,050
Cumulus Media, Inc. - CL A*	605,300	4,866,612

		21,757,662
Cable Television — 4.8%
Liberty Global, Inc. - Series C*	261,695	9,575,420
Comcast Corp. - CL A Special*	260,000	4,711,200

		14,286,620

		36,044,282
Mortgage Services — 11.9%

Originating and Investing — 9.0%
Redwood Trust, Inc.	598,000	20,475,520
CBRE Realty Finance, Inc.	705,400	3,766,836
Newcastle Investment Corp.	220,000	2,851,200

		27,093,556
Government Agency — 2.9%
Fannie Mae	220,000	8,795,600

		35,889,156

Telecommunications — 5.3%

Telephone and Data Systems, Inc. - Special	195,000	11,232,000
LICT Corp.* #	1,005	4,321,500
CIBL, Inc.* #	1,005	502,500

		16,056,000

Commercial Services — 4.0%

Coinstar, Inc.*	385,260	10,845,069
Convera Corp.*	370,000	1,024,900

		11,869,969

Building and Construction Products — 3.5%

USG Corp.*	170,000	6,084,300
Beacon Roofing Supply, Inc.*	300,000	2,526,000
Eagle Materials, Inc.	50,000	1,774,000

		10,384,300

HICKORY FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Diversified Industries — 2.1%

Tyco International Ltd.	160,000	$6,344,000

Technology — 2.0%

Dell, Inc.*	250,000	6,127,500

Gaming, Lodging and Leisure — 0.9%

Six Flags, Inc.*	1,350,000	2,740,500

Total Common Stocks (Cost $256,262,018)		263,496,382

SHORT-TERM SECURITIES — 12.3%

Wells Fargo Advantage Government Money Market Fund 4.5%(a) (Cost $36,987,623)	36,987,623	36,987,623

Total Investments in Securities (Cost $293,249,641)		300,484,005
Other Liabilities in Excess of Other Assets — 0.0%		(128,611)

Net Assets — 100%		$300,355,394

Net Asset Value Per Share		$34.38

*	Non-income producing

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2007.

PARTNERS III OPPORTUNITY FUND
Schedule of Investments in Securities
December 31, 2007
(Unaudited)

	Shares	Value

COMMON STOCKS — 89.8%

Financial Services — 22.6%

Insurance — 17.6%
Berkshire Hathaway, Inc. - CL A* (b)	130	$18,408,000
Berkshire Hathaway, Inc. - CL B* (b)	3,000	14,208,000
American International Group, Inc.	310,000	18,073,000

		50,689,000
Banking — 2.1%
Wells Fargo & Co.	200,000	6,038,000

Consumer Finance — 1.5%
American Express Co.	83,000	4,317,660

Brokers — 1.4%
TD Ameritrade Holding Corp.*	210,000	4,212,600

		65,257,260

Consumer Products and Services — 16.2%

Retailing — 13.6%
Wal-Mart Stores, Inc.(b)	240,000	11,407,200
Liberty Media Corp. - Interactive - Series A* (b)	560,000	10,684,800
Cabela’s, Inc. - CL A* (b)	640,000	9,644,800
Lowe’s Companies, Inc.	200,000	4,524,000
Bed Bath & Beyond, Inc.*	100,000	2,939,000

		39,199,800
Consumer Goods — 2.6%
Mohawk Industries, Inc.*	100,000	7,440,000

		46,639,800

Healthcare — 12.6%

Managed Care — 7.2%
UnitedHealth Group, Inc.	250,000	14,550,000
WellPoint, Inc.*	70,000	6,141,100

		20,691,100
Suppliers and Distributors — 5.4%
Omnicare, Inc.	450,000	10,264,500
Covidien Ltd.	122,500	5,425,525

		15,690,025

		36,381,125

PARTNERS III OPPORTUNITY FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Media Content and Distribution — 11.7%

Newspaper, Television, Radio and Programming — 6.4%
Liberty Media Corp. - Capital - Series A* (b)	92,000	$10,717,080
The Washington Post Co. - CL B(b)	5,000	3,957,150
Cumulus Media, Inc. - CL A*	450,750	3,624,030

		18,298,260
Cable Television — 5.3%
Liberty Global, Inc. - Series C* (b)	233,000	8,525,470
Comcast Corp. - CL A*	375,000	6,847,500

		15,372,970

		33,671,230
Mortgage Services — 10.7%

Originating and Investing — 7.4%
Redwood Trust, Inc.(b)	528,000	18,078,720
Newcastle Investment Corp.	200,000	2,592,000
CBRE Realty Finance, Inc.	117,000	624,780

		21,295,500
Government Agency — 3.3%
Fannie Mae	239,000	9,555,220

		30,850,720

Commercial Services — 4.9%

Coinstar, Inc.*	355,200	9,998,880
Intelligent Systems Corp.* # †	883,999	2,961,397
Convera Corp.*	300,000	831,000
Continental Resources#	700	280,000

		14,071,277

Telecommunications — 3.3%

Telephone and Data Systems, Inc. - Special(b)	162,900	9,383,040

Building and Construction Products— 2.8%

USG Corp.*	150,000	5,368,500
Eagle Materials, Inc.	50,000	1,774,000
Beacon Roofing Supply, Inc.*	122,452	1,031,046

		8,173,546

PARTNERS III OPPORTUNITY FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Technology — 2.1%

Dell, Inc.*	250,000	$6,127,500

Diversified Industries — 2.0%

Tyco International Ltd.	145,000	5,749,250

Gaming, Lodging and Leisure — 0.9%

Six Flags, Inc.*	1,250,000	2,537,500

Total Common Stocks (Cost $239,865,038)		258,842,248

SHORT-TERM SECURITIES — 8.4%

Wells Fargo Advantage Government Money Market Fund 4.5%(a)
(Cost $24,256,053)	24,256,053	24,256,053

Total Investments in Securities (Cost $264,121,091)		283,098,301
Due From Broker(b) — 21.7%		62,573,925
Securities Sold Short — (19.9%)		(57,364,600)
Other Liabilities in Excess of Other Assets — 0.0%		(119,136)

Net Assets — 100%		$288,188,490

Net Asset Value Per Share		$9.41

SECURITIES SOLD SHORT

Expedia, Inc.	20,000	$(632,400)
Ishares Dow Jones U.S. Real Estate	100,000	(6,589,000)
Ishares Russell 2000	220,000	(16,755,200)
Ishares Russell 2000 Value	230,000	(16,261,000)
Ishares Russell Midcap	165,000	(17,127,000)

Total Securities Sold Short (proceeds $62,199,083)		$(57,364,600)

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2007.

(b)	Fully or partially pledged as collateral on securities sold short.

BALANCED FUND
Schedule of Investments in Securities
December 31, 2007
(Unaudited)

	Shares	Value

COMMON STOCKS — 60.7%

Consumer Products and Services — 13.0%

Retailing — 10.7%
Liberty Media Corp. - Interactive - Series A*	138,200	$2,636,856
Wal-Mart Stores, Inc.	41,000	1,948,730
Cabela’s, Inc. - CL A*	100,000	1,507,000
Lowe’s Companies, Inc.	56,000	1,266,720
IAC/InterActiveCorp*	40,000	1,076,800
Bed Bath & Beyond, Inc.*	25,000	734,750

		9,170,856
Consumer Goods — 2.3%
Mohawk Industries, Inc.*	18,000	1,339,200
Diageo PLC - Sponsored ADR	7,500	643,725

		1,982,925

		11,153,781
Financial Services — 12.5%

Insurance — 6.8%
Berkshire Hathaway, Inc. - CL B*	770	3,646,720
American International Group, Inc.	37,000	2,157,100

		5,803,820
Consumer Finance — 2.4%
American Express Co.	40,000	2,080,800

Banking — 1.8%
Wells Fargo & Co.	36,000	1,086,840
Citigroup, Inc.	15,000	441,600

		1,528,440
Brokers — 1.5%
TD Ameritrade Holding Corp.*	65,000	1,303,900

		10,716,960

BALANCED FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Healthcare — 9.0%

Managed Care — 5.3%
UnitedHealth Group, Inc.	44,000	$2,560,800
WellPoint, Inc.*	23,000	2,017,790

		4,578,590
Suppliers and Distributors — 2.8%
Omnicare, Inc.	60,000	1,368,600
Covidien Ltd.	23,250	1,029,743

		2,398,343
Providers — 0.9%
Laboratory Corporation of America Holdings*	10,500	793,065

		7,769,998

Mortgage Services — 7.5%

Originating and Investing — 5.3%
Redwood Trust, Inc.	88,000	3,013,120
Newcastle Investment Corp.	62,868	814,769
CBRE Realty Finance, Inc.	128,400	685,656

		4,513,545
Government Agency — 2.2%
Fannie Mae	36,000	1,439,280
Freddie Mac	13,000	442,910

		1,882,190

		6,395,735
Building and Construction Products — 6.1%

USG Corp.*	31,000	1,109,490
Vulcan Materials Co.	14,000	1,107,260
Martin Marietta Materials, Inc.	7,500	994,500
Eagle Materials, Inc.	22,000	780,560
Beacon Roofing Supply, Inc.*	80,000	673,600
Cemex, S.A.B. de C. V. - Sponsored ADR*	23,000	594,550

		5,259,960

BALANCED FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Media Content and Distribution — 5.4%

Newspaper, Television, Radio and Programming — 3.4%
Liberty Media Corp. - Capital - Series A*	17,000	$1,980,330
The Washington Post Co. - CL B	1,200	949,716

		2,930,046
Cable Television — 2.0%
Comcast Corp. - CL A*	60,000	1,095,600
Liberty Global, Inc. - Series C*	17,000	622,030

		1,717,630

		4,647,676
Commercial Services — 2.1%

Coinstar, Inc.*	65,000	1,829,750

Telecommunications — 2.0%

Telephone and Data Systems, Inc. - Special	30,000	1,728,000

Transportation — 1.1%

United Parcel Service, Inc.	13,500	954,720

Technology — 1.1%

Dell, Inc.*	37,000	906,870

Diversified Industries — 0.9%

Tyco International Ltd.	19,000	753,350

Total Common Stocks (Cost $52,258,091)		52,116,800

CONVERTIBLE PREFERRED STOCKS — 0.5%

Six Flags, Inc. 7.25% 8/15/09 (Cost $698,995)	30,000	430,500

BALANCED FUND
Schedule of Investments in Securities, Continued

	Principal amount	Value

CORPORATE BONDS — 2.2%

Wells Fargo & Co. 4.125% 3/10/08	$600,000	$598,336
The Washington Post Co. 5.5% 2/15/09	755,000	761,025
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	300,000	301,760
Harrah’s Operating Co., Inc. 5.375% 12/15/13	250,000	190,227

Total Corporate Bonds (Cost $1,902,221)		1,851,348

MORTGAGE-BACKED SECURITIES — 11.6%(b)

Federal Home Loan Mortgage Corporation — 7.2%

3028 CL MB — 5.0% 2026 (1.5 years)	549,321	551,000
2665 CL WY — 4.5% 2027 (1.6 years)	750,000	744,829
2548 CL HB — 4.5% 2010 (1.9 years)	750,000	748,570
2831 CL AB — 5.0% 2018 (2.7 years)	367,100	369,007
2926 CL AB — 5.0% 2019 (2.9 years)	841,604	845,402
2627 CL LE — 3.0% 2017 (3.1 years)	926,060	881,833
2542 CL LD — 5.0% 2022 (3.1 years)	1,104,401	1,108,006
3209 CL TU — 5.0% 2017 (5.2 years)	905,775	908,680

		6,157,327

Federal National Mortgage Association — 2.9%

2003-87 CL JA — 4.25% 2033 (0.4 years)	54,937	54,641
2003-87 CL TG — 4.5% 2014 (1.7 years)	460,000	461,948
2003-113 CL PC — 4.0% 2015 (1.8 years)	1,000,000	989,481
2006-78 CL AV — 6.5% 2017 (3.2 years)	677,824	710,870
2003-83 CL VA — 5.5% 2014 (3.3 years)	301,287	306,022

		2,522,962

Other — 1.5%

CDMC 2003-7P CL A4 — 3.376% 2017 (3.0 years)(c)	948,050	895,562
Chase MTG 2004-S1 CL A6 — 4.5% 2019 (4.4 years)	371,884	361,707

		1,257,269

Total Mortgage-Backed Securities (Cost $9,761,711)		9,937,558

BALANCED FUND
Schedule of Investments in Securities, Continued

	Principal amount	Value

MORTGAGE PASS-THROUGH SECURITIES — 2.4%(b)

Federal National Mortgage Association — 1.4%

357985 — 4.5% 2020 (4.5 years)	$1,187,239	$1,167,742

Federal Home Loan Mortgage Corporation — 1.0%

G11773 — 5.0% 2020 (4.1 years)	886,593	888,116

Total Mortgage Pass-Through Securities (Cost $2,000,360)		2,055,858

TAXABLE MUNICIPAL BONDS — 0.3%

University of California 4.85% 5/15/13 (Cost $297,897)	300,000	300,825

U.S. TREASURY AND GOVERNMENT AGENCY — 14.9%

U.S. Treasury — 7.7%

U.S. Treasury Note 3.75% 5/15/08	1,250,000	1,251,856
U.S. Treasury Note 3.125% 10/15/08	300,000	299,578
U.S. Treasury Note 3.0% 2/15/09	400,000	399,625
U.S. Treasury Note 3.625% 7/15/09	500,000	504,141
U.S. Treasury Note 6.5% 2/15/10	400,000	427,844
U.S. Treasury Note 5.0% 2/15/11	400,000	422,532
U.S. Treasury Inflation-Indexed Note 2.375% 4/15/11	2,105,140	2,194,939
U.S. Treasury Note 5.0% 8/15/11	500,000	529,844
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	565,225	583,993

		6,614,352

Government Agency — 7.2%

Federal Home Loan Banks 3.55% 4/15/08	500,000	498,546
Freddie Mac 4.0% 4/28/09	240,000	240,803
Federal Home Loan Banks 4.16% 12/08/09	400,000	404,569
Federal Home Loan Banks 4.6% 10/15/10	1,000,000	1,000,052
Fannie Mae 5.5% 1/18/12	1,000,000	1,000,751
Federal Home Loan Banks 5.2% 5/21/12	1,000,000	1,019,659
Fannie Mae 4.625% 10/15/14	2,000,000	2,055,846

		6,220,226

Total U.S. Treasury and Government Agency (Cost $12,438,871)		12,834,578

BALANCED FUND
Schedule of Investments in Securities, Continued

	Shares	Value

SHORT-TERM SECURITIES — 7.7%

Wells Fargo Advantage Government Money Market Fund 4.5%(a) (Cost $6,658,030)	6,658,030	$6,658,030

Total Investments in Securities (Cost $86,016,176)		86,185,497
Other Liabilities in Excess of Other Assets — (0.3%)		(287,887)

Net Assets — 100%		$85,897,610

Net Asset Value Per Share		$10.82

*	Non-income producing

(a)	Rate presented represents the annualized 7-day yield at December 31, 2007.

(b)	Number of years indicated represents estimated average life of mortgage-backed securities.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

NEBRASKA TAX-FREE INCOME FUND
Schedule of Investments in Securities
December 31, 2007
(Unaudited)

	Principal amount	Value

MUNICIPAL BONDS — 94.0%

Alaska — 0.9%
University of Alaska, University Revenue, Series J, FSA Insured,
5.0%, 10/01/17	$500,000	$506,855

Illinois — 4.0%
Cook County, General Obligation, Refunding, Series A, 5.0%, 11/15/16	1,000,000	1,025,660
Illinois Health Facility Authority, Revenue, Series A, Evangelical
Hospital Corp., Escrowed to Maturity, 6.75%, 4/15/12	185,000	199,478
Illinois State, General Obligation, FGIC Insured, 5.0%, 3/01/19	500,000	513,220
Illinois State, Sales Tax Revenue, Series Z, 5.0%, 6/15/19	500,000	515,515

		2,253,873
Minnesota — 0.1%
Minnesota State Housing Financial Agency, Single Family Mortgage,
Series D, 6.0%, 1/01/16	40,000	40,060

Missouri — 1.4%
Joplin, Industrial Development Authority, Revenue, Series A,
Catholic Health Initiatives, 5.125%, 12/01/15	750,000	758,032

Nebraska — 78.6%
Adams County, Hospital Authority #1, Revenue, Mary Lanning
Memorial Hospital Project, Radian Insured, 5.3%, 12/15/18	700,000	704,529
Blair, Water System Revenue, Bond Anticipation Notes, AMT
Series A, 4.5%, 6/15/12	500,000	499,190
Series B, 4.65%, 6/15/12	500,000	505,885
Douglas County, Educational Facility Revenue, Series A, Creighton
University Project, FGIC Insured, 3.5%, 9/01/12	255,000	254,916
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured, 5.125%, 9/01/17	250,000	255,345
Quality Living Inc. Project, 4.7%, 10/01/17	255,000	249,326
Douglas County, Hospital Authority #2, Revenue,
Lakeside Village Project, 5.125%, 12/15/22	500,000	510,470
Nebraska Medical Center Project, 5.0%, 11/15/14	380,000	400,984
Nebraska Medical Center Project, 5.0% 11/15/15	295,000	311,679
Douglas County, Millard School District #17, Refunding,
FSA Insured, 4.0%, 11/15/13	500,000	515,460
MBIA Insured, 4.3%, 11/15/14	500,000	508,105
4.75%, 6/15/17	490,000	490,622

NEBRASKA TAX-FREE INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 78.6% (continued)
Douglas County, Ralston Public School District #54, FSA Insured,
5.125%, 12/15/21	$500,000	$525,830
5.2%, 12/15/26	500,000	521,910
Douglas County, Sanitary & Improvement District #206,
Eldorado/Farmington, 5.75%, 12/01/14	195,000	195,189
Douglas County, Zoo Facility Revenue, Refunding, Omaha’s
Henry Doorly Zoo Project,
4.2%, 9/01/16	600,000	598,074
4.75%, 9/01/17	200,000	205,400
Gage County, Hospital Authority #1, Revenue, Beatrice Community
Hospital & Health Project, 5.35%, 5/01/19	500,000	483,065
Grand Island, Electric Revenue, MBIA Insured,
5.0%, 8/15/14	500,000	527,120
5.125%, 8/15/16	500,000	529,500
Grand Island, Public Safety, Tax Anticipation Bonds, AMBAC
Insured, 4.1%, 9/01/14	480,000	490,426
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured,
3.3%, 4/01/13	870,000	865,363
3.45%, 4/01/14	650,000	650,097
Hastings, Electric System Revenue, Refunding, FSA Insured, 5.0%, 1/01/19	750,000	782,910
Lancaster County, Hospital Authority #1, Revenue, Bryan LGH
Medical Center, Series A-1, AMBAC Insured,
4.4%, 6/01/31 (Auction Rated Security)	975,000	975,000
Lincoln, Airport Authority Revenue, Refunding, 5.2%, 7/01/19	200,000	202,514
Lincoln, Electric System Revenue, Refunding,
5.0%, 9/01/10	500,000	524,900
5.0%, 9/01/18	1,000,000	1,075,080
Lincoln, General Obligation, Highway Allocation Fund, 4.0%, 5/15/23	1,000,000	975,260
Lincoln, Parking Revenue, Refunding, Series A, 5.375%, 8/15/14	250,000	258,240
Lincoln, Sanitary Sewer Revenue, Refunding, MBIA Insured, 5.0%, 6/15/16	885,000	949,030
Lincoln, Water Revenue, 5.0%, 8/15/22	800,000	837,544
NEBHELP, Inc., Revenue, Series A-5A, AMT, 6.2%, 6/01/13	400,000	411,448
Nebraska Educational Financial Authority, Revenue, Refunding,
Hastings College Project, 5.05%, 12/01/23	500,000	481,035
Nebraska Wesleyan University Project, Radian Insured,
5.15%, 4/01/22	1,000,000	1,003,320
York College Project, 6.0%, 4/01/21	500,000	491,880
Nebraska Educational Telecommunications Commission,
Revenue, DTV Project, 6.0%, 2/01/10	600,000	620,748

NEBRASKA TAX-FREE INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 78.6% (continued)
Nebraska Investment Financial Authority, Revenue, Series A,
Drinking Water State Revolving Fund, 5.15%, 1/01/16	$200,000	$202,312
Nebraska Investment Financial Authority,
Health Facility Revenue, Childrens Healthcare Services,
5.5%, 8/15/17, Pre-Refunded 2/15/08 @ 102	500,000	511,455
Health Facility Revenue, Childrens Hospital Obligated Group,
Refunding, Series A, 4.2%, 8/15/32 (Auction Rated Security)	1,000,000	1,000,000
Hospital Revenue, Great Plains Regional Medical Center
Project, Radian Insured, 5.0%, 11/15/14	250,000	254,700
Hospital Revenue, Great Plains Regional Medical Center
Project, Radian Insured, 5.45%, 11/15/17	455,000	459,746
Nebraska Investment Financial Authority, Single Family
Housing Revenue, Series C, AMT,
4.05%, 3/01/12	285,000	286,736
4.05%, 9/01/12	340,000	342,156
4.125%, 3/01/13	375,000	376,924
Nebraska Public Power District, Revenue,
Series A, 3.75%, 1/01/08	950,000	950,000
Series A, 5.0%, 1/01/17, Pre-Refunded 1/01/09 @ 101	1,000,000	1,028,860
Series A, 5.125%, 1/01/18, Pre-Refunded 1/01/09 @ 101	425,000	437,788
Series B, 5.0%, 1/01/21	1,000,000	1,073,490
Nebraska State Colleges Facility Corp., Deferred Maintenance
Revenue, MBIA Insured,
4.25%, 7/15/15	405,000	425,764
5.0%, 7/15/16	200,000	221,028
4.0%, 7/15/17	200,000	204,636
Nebraska Utilities Corp., Revenue, University of Nebraska
Lincoln Project, 5.25%, 1/01/19	750,000	795,143
Omaha, Douglas County, General Obligation, Public Building
Commission, 5.1%, 5/01/20	750,000	785,242
Omaha, General Obligation, Refunding, 4.5%, 12/15/17	250,000	256,807
Omaha, Public Facilities Corp., Lease Revenue, Series C,
Rosenblatt Stadium Project,
3.9%, 10/15/17	235,000	238,701
3.95%, 10/15/18	240,000	242,693
Omaha Public Power District, Electric Revenue,
Series A, 4.3%, 2/01/12, Pre-Refunded 2/01/10 @ 100	500,000	511,800
Series A, 5.0%, 2/01/17, Pre-Refunded 2/01/10 @ 100	400,000	415,044
Series A, Escrowed to Maturity, 7.625%, 2/01/12	495,000	537,773
Series A, 4.25%, 2/01/18	900,000	910,629
Series A, 4.1%, 2/01/19	1,000,000	992,760
Series C, 5.5%, 2/01/14	280,000	306,393

NEBRASKA TAX-FREE INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 78.6% (continued)
Omaha, Sanitary Sewer Revenue, MBIA Insured,
4.0%, 11/15/12	$520,000	$537,737
4.0%, 11/15/14	250,000	259,162
Papillion, General Obligation, Bond Anticipation Notes,
Series A, 3.7%, 6/01/09	700,000	700,840
Platte County, Hospital Authority #1, Revenue, Columbus
Community Hospital Project, Radian Insured, 5.9%, 5/01/15	250,000	260,058
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A, AMBAC Insured, 5.0%, 1/01/18	750,000	808,575
Saline County, Hospital Authority #1, Revenue, Bryan LGH Medical
Center, Refunding, Series B, 4.5%, 6/01/31 (Auction Rated Security)	500,000	500,000
Sarpy County, General Obligation, Sanitary & Improvement
District #111, Stoneybrook, 5.9%, 3/15/13	300,000	300,417
Sarpy County, General Obligation, Sanitary & Improvement
District #112, Leawood Oaks III, 6.2%, 2/15/14	105,000	105,168
Scottsbluff County, Hospital Authority #1, Revenue, Regional
West Medical Center, 6.375%, 12/15/08	40,000	40,079
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured, 4.625%, 9/15/21	1,000,000	1,027,790
Bond Anticipation Notes, 4.0%, 12/15/08	1,000,000	1,009,060
University of Nebraska, Facilities Corp., Lease Rental Revenue,
UNMC Sorell Center Project, 4.0%, 4/15/11	1,000,000	1,026,320
University of Nebraska, University Revenue,
Lincoln Student Fees and Facilities, 4.6%, 7/01/17	570,000	585,020
Omaha Student Facilities Project, 4.5%, 5/15/16	565,000	594,894
Omaha Student Facilities Project, 5.0%, 5/15/27	800,000	832,136
Refunding, Lincoln Parking Project, 4.0%, 6/01/17	1,070,000	1,090,073

		43,833,303
Puerto Rico — 4.8%
Commonwealth,
Refunding, Series B4, FSA Insured, 5.0%, 7/01/28 (Auction
Rated Security)	1,625,000	1,625,000
General Obligation, Refunding, FGIC Insured, 5.5%, 7/01/11	990,000	1,056,033

		2,681,033
Texas — 1.5%
San Antonio, Electric & Gas Revenue, Series A
5.0%, 2/01/18	325,000	333,223
5.0%, 2/01/18, Pre-Refunded 2/01/09 @ 101	175,000	180,355
5.25%, 2/01/14	320,000	329,978

		843,556

NEBRASKA TAX-FREE INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Washington — 2.7%
Vancouver, Water & Sewer Revenue, Refunding, MBIA Insured,
4.75%, 6/01/16	$500,000	$503,180
Washington State, General Obligation, Variable Purpose,
Series B, 5.0%, 1/01/19	1,000,000	1,014,810

		1,517,990

Total Municipal Bonds (Cost $51,555,759)		52,434,702

SHORT-TERM SECURITIES — 5.0%

Wells Fargo Advantage Tax-Free Money Market Fund 3.3%(a)
(Cost $2,773,375)	2,773,375	2,773,375

Total Investments in Securities (Cost $54,329,134)		55,208,077
Other Assets Less Other Liabilities — 1.0%		565,490

Net Assets — 100.0%		$55,773,567

Net Asset Value Per Share		$9.99

(a)	Rate presented represents the annualized 7-day yield at December 31, 2007.

SHORT-INTERMEDIATE INCOME FUND
Schedule of Investments in Securities
December 31, 2007
(Unaudited)

	Principal amount	Value

CORPORATE BONDS — 5.2%

Wells Fargo & Co. 4.125% 3/10/08	$1,500,000	$1,495,840
Liberty Media Corp. 7.875% 7/15/09	500,000	510,120
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	375,000	377,200
Countrywide Home Loans, Inc. 4.0% 3/22/11	1,000,000	722,560
Berkshire Hathaway Finance Corp. 4.625% 10/15/13	1,000,000	1,003,400
Harrah’s Operating Co., Inc. 5.375% 12/15/13	750,000	570,680
Berkshire Hathaway Finance Corp. 4.85% 1/15/15	1,500,000	1,504,440

Total Corporate Bonds (Cost $6,573,353)		6,184,240

MORTGAGE-BACKED SECURITIES — 42.1%(b)

Federal Home Loan Mortgage Corporation — 22.9%

2498 CL PD — 5.5% 2016 (0.3 years)	488,375	488,837
3125 CL A — 5.125% 2013 (0.4 years)	729,581	729,286
2878 CL TB — 5.5% 2024 (1.0 years)	2,000,000	2,009,341
2765 CL JN — 4.0% 2019 (1.5 years)	1,813,754	1,793,917
2665 CL WY — 4.5% 2027 (1.6 years)	4,000,000	3,972,423
2692 CL QT — 4.5% 2018 (1.8 years)	2,000,000	2,004,608
2921 CL A — 5.5% 2018 (1.9 years)	1,798,395	1,824,204
2548 CL HB — 4.5% 2010 (1.9 years)	4,250,000	4,241,899
2743 CL HC — 4.5% 2015 (2.1 years)	3,000,000	3,010,394
2831 CL AB — 5.0% 2018 (2.7 years)	1,468,402	1,476,030
2627 CL LE — 3.0% 2017 (3.1 years)	1,620,604	1,543,208
2999 CL NB — 4.5% 2017 (3.6 years)	4,000,000	3,986,014

		27,080,161

Federal National Mortgage Association — 16.5%

2003-87 CL JA — 4.25% 2033 (0.4 years)	231,835	230,584
2003-81 CL NX — 3.5% 2013 (0.6 years)	825,234	818,132
2002-74 CL TC — 5.0% 2015 (0.6 years)	313,657	313,218
2003-87 CL TE — 4.0% 2013 (0.7 years)	1,504,532	1,497,816
2003-20 CL QC — 5.0% 2027 (1.2 years)	861,464	860,797
2003-113 CL PC — 4.0% 2015 (1.8 years)	1,010,000	999,376
2002-74 CL TD — 5.0% 2015 (1.8 years)	4,000,000	4,015,025
2004-81 CL KC — 4.5% 2017 (2.6 years)	3,000,000	3,004,891
2003-43 CL EX — 4.5% 2017 (2.9 years)	859,338	853,499
2006-78 CL AV — 6.5% 2017 (3.2 years)	2,143,733	2,248,243
2003-39 CL LC — 5.0% 2022 (3.4 years)	1,236,133	1,237,831
2003-92 CL PD — 4.5% 2017 (3.6 years)	2,500,000	2,486,216
2003-27 CL DW — 4.5% 2017 (3.9 years)	1,000,000	984,245

		19,549,873

SHORT-INTERMEDIATE INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount	Value

Other — 2.7%

CDMC 2003-7P CL A4 — 3.376% 2017 (3.0 years)(c)	$2,844,149	$2,686,687
Chase MTG 2004-S1 CL A6 — 4.5% 2019 (4.4 years)	458,686	446,134

		3,132,821

Total Mortgage-Backed Securities (Cost $49,385,438)		49,762,855

MORTGAGE PASS-THROUGH SECURITIES — 4.0%(b)

Federal National Mortgage Association — 3.6%

254863 — 4.0% 2013 (2.3 years)	589,677	585,343
255291 — 4.5% 2014 (2.6 years)	768,794	771,430
251787 — 6.5% 2018 (3.6 years)	39,328	40,798
254907 — 5.0% 2018 (3.7 years)	1,343,056	1,346,624
357985 — 4.5% 2020 (4.5 years)	1,582,986	1,556,989

		4,301,184

Federal Home Loan Mortgage Corporation — 0.4%

1386 — 5.0% 2018 (3.6 years)	432,634	433,764

Total Mortgage Pass-Through Securities (Cost $4,703,291)		4,734,948

TAXABLE MUNICIPAL BONDS — 3.4%

Topeka, Kansas 4.5% 8/15/09	1,135,000	1,136,351
Stratford, Connecticut 6.55% 2/15/13	500,000	527,545
University of California 4.85% 5/15/13	990,000	992,722
Iowa State University Revenue 5.8% 7/01/22	1,335,000	1,344,372

Total Taxable Municipal Bonds (Cost $3,960,302)		4,000,990

U.S. TREASURY AND GOVERNMENT AGENCY — 39.1%

U.S. Treasury — 28.0%

U.S. Treasury Note 3.0% 2/15/09	5,000,000	4,995,315
U.S. Treasury Note 2.625% 3/15/09	3,000,000	2,983,128
U.S. Treasury Note 4.0% 3/15/10	10,000,000	10,208,600

SHORT-INTERMEDIATE INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

U.S. Treasury — 28.0% (continued)

U.S. Treasury Inflation-Indexed Note 2.375% 4/15/11	$2,105,140	$2,194,939
U.S. Treasury Note 4.375% 8/15/12	5,000,000	5,219,535
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	2,260,900	2,335,971
U.S. Treasury Note 4.25% 8/15/14	5,000,000	5,171,485

		33,108,973

Government Agency — 11.1%

Freddie Mac 4.0% 4/28/09	240,000	240,803
Freddie Mac 3.25% 7/09/09	1,000,000	994,976
Federal Home Loan Banks 4.16% 12/08/09	1,500,000	1,517,133
Fannie Mae 4.125% 4/28/10	2,000,000	2,024,558
Freddie Mac 4.125% 6/16/10	1,000,000	1,012,668
Freddie Mac 5.5% 9/15/11	1,000,000	1,060,583
Federal Home Loan Banks 5.2% 5/21/12	1,000,000	1,019,659
Fannie Mae 4.375% 7/17/13	2,000,000	2,031,008
Freddie Mac 5.0% 11/13/14	3,000,000	3,152,763

		13,054,151

Total U.S. Treasury and Government Agency (Cost $44,861,845)		46,163,124

COMMON STOCKS — 1.5%

Redwood Trust, Inc.	33,000	1,129,920
Newcastle Investment Corp.	45,000	583,200

Total Common Stocks (Cost $2,335,278)		1,713,120

CONVERTIBLE PREFERRED STOCKS — 0.4%

Six Flags, Inc. 7.25% 8/15/09 (Cost $814,492)	35,000	502,250

SHORT-INTERMEDIATE INCOME FUND
Schedule of Investments in Securities, Continued

	Shares	Value

SHORT-TERM SECURITIES — 3.7%

Wells Fargo Advantage Government Money Market Fund 4.5%(a) (Cost $4,333,778)	4,333,778	$4,333,778

Total Investments in Securities (Cost $116,967,777)		117,395,305
Other Assets Less Other Liabilities — 0.6%		725,314

Net Assets — 100%		$118,120,619

Net Asset Value Per Share		$11.56

(a)	Rate presented represents the annualized 7-day yield at December 31, 2007.

(b)	Number of years indicated represents estimated average life of mortgage-backed securities.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

GOVERNMENT MONEY MARKET FUND
Schedule of Investments in Securities
December 31, 2007
(Unaudited)

	Principal amount or shares	Value

GOVERNMENT AGENCY — 63.8†

Federal Farm Credit Banks Discount Note 4.3% 2/08/08	$25,000,000	$24,889,167
Federal Home Loan Banks Discount Note 4.4% 2/22/08	11,000,000	10,931,519
Federal Home Loan Banks Discount Note 4.3% 3/12/08	20,000,000	19,836,306

		55,656,992

SHORT-TERM SECURITIES — 37.6%

Wells Fargo Advantage 100% Treasury Money Market Fund 3.1%(a)	8,473,128	8,473,128
Milestone Treasury Obligations Portfolio 3.6%(a)	24,348,411	24,348,411

Total Short-Term Securities		32,821,539

Total Investments in Securities (Cost $88,478,531)		88,478,531
Other Liabilities in Excess of Other Assets — (1.4%)		(1,228,217)

Net Assets — 100%		$87,250,314

Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2007.

Note to Schedules of Investments (Unaudited):

Valuation of Investments

Weitz Equity, Balanced, Nebraska Tax-Free Income and Short-Intermediate Income Funds

Investments are carried at value determined using the following valuation methods:

•Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the Nasdaq exchange are valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•        Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•        Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•        The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•        The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•        The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Nebraska Tax-Free Income, Short-Intermediate Income and Government Money Market Funds. The cost of investments for Federal income tax purposes for the Value, Partners Value, Hickory, Partners III and Balanced Funds is $1,973,563,794, $1,332,774,222, $293,416,302, $264,389,028 and $86,020,785, respectively.

At December 31, 2007, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Hickory	Partners III	Balanced	Nebraska Tax-Free Income	Short- Intermediate Income
Appreciation	$407,919,492	$293,065,415	$42,343,950	$41,474,900	$6,169,437	$952,219	$1,984,241
Depreciation	(163,350,752)	(81,345,924)	(35,276,247)	(22,765,627)	(6,004,725)	(73,276)	(1,556,713)

Net	$244,568,740	$211,719,491	$7,067,703	$18,709,273	$164,712	$878,943	$427,528

Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at December 31, 2007, include the following:

	Acquisition Date	Value	Partners Value	Hickory	Partners III

Adelphia Communications Corp. CLA	7/25/02	$494,900	$300,300	$—	$—
CIBL, Inc.	9/09/96	—	—	94,596	—
Continental Resources	1/28/87	—	—	—	43,750
Intelligent Systems Corp.	12/03/91	—	—	—	1,934,546
LICT Corp.	9/09/96	—	—	2,525,794	—

Total cost of illiquid and/or restricted securities		$494,900	$300,300	$2,620,390	$1,978,296

Value		$0	$0	$4,824,000	$3,241,397

Percent of net assets		0.0%	0.0%	1.6%	1.1%

Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Value

Name of Issuer	Number of Shares Held March 31, 2007	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2007	Value Dec. 31, 2007	Dividend Income	Realized Gains/(Losses)

Redwood Trust, Inc.	2,345,000	110,000	—	2,455,000	84,059,200	10,433,750	—

Partners Value

Name of Issuer	Number of Shares Held March 31, 2007	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2007	Value Dec. 31, 2007	Dividend Income	Realized Gains/(Losses)

Daily Journal Corp.	116,000	—	—	116,000	$4,699,160	$—	$—
Redwood Trust, Inc.	1,110,000	935,515	—	2,045,515	70,038,433	5,664,136	—

Totals					$74,737,593	$5,664,136	$—

Partners III

Name of Issuer	Number of Shares Held March 31, 2007	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2007	Value Dec. 31, 2007	Dividend Income	Realized Gains/(Losses)

Intelligent Systems Corp.	883,999	—	—	883,999	$2,961,397	$—	$—

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Wallace R. Weitz ———————————————— Wallace R. Weitz President (Principal Executive Officer) Date: February 20, 2008 ————————————————

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth R. Stoll ———————————————— Kenneth R. Stoll Principal Financial Officer Date: February 20, 2008 ————————————————